RETIREMENT PLAN	24 Months Ended
Dec. 31, 2014
RETIREMENT PLAN [Text Block]
12.	RETIREMENT PLAN

The Company has a 401(k) defined contribution retirement benefit plan for the U.S. employees. Contributions by the Company to the retirement plan and expense recognized for the years ended December 31, 2014 and 2013 was $32,880 and $34,805, respectively.